Secured Term Loan Facilities (Tables)	12 Months Ended
Dec. 31, 2013
Secured Term Loan Facilities

	December 31,	December 31,
	2012	2013
Due within one year	$26,842,508	$60,750,308
Due in two years	26,842,508	50,850,308
Due in three years	26,842,508	50,850,308
Due in four years	26,842,508	154,023,521
Due in five years	135,865,721	134,010,125
Due in more than five years	—	—

Total secured term loan facilities	$243,235,753	$450,484,570
Less: current portion	26,842,508	60,750,308

Secured term loan facilities, non-current portion	$216,393,245	$389,734,262